Princeton Everest Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2024

Investments		Geographic Region	Shares	Cost	Fair Value	% of Net Assets		Unrealized Appreciation / (Depreciation) from Investments
PRIVATE FUNDS (f) - 69.3%
Apollo Hybrid Value Fund, L.P. (a)(e)		Americas		$ 12,698,018	$ 14,268,484	9.9%		$ 1,570,466
Apollo Investment Fund VI L.P. (a)(i)		Americas		84,646	84,645	0.1		(1)
Apollo Investment Fund X L.P. (a)(e)		Americas		1,707,563	1,924,569	1.3		217,006
Bain Capital Fund X, L.P. (a)(i)		Americas		6,343,102	6,059,667	4.2		(283,435)
Bain Capital Special Situations Asia, L.P. (a)(e)(g)		Asia		3,685,862	4,260,810	3.0		574,948
Blackstone Partners V LP (a)(i)		Americas		15,912	14,620	0.0	(h)	(1,292)
Blackstone Partners VIII LP (a)(e)		Americas		2,322,342	2,657,069	1.8		334,727
Bridge Debt Strategies Fund II LP (a)(e)		Americas		815,162	609,172	0.4		(205,990)
Carlyle Direct Alternative Opportunities Fund II (a)(e)		Americas		2,847,599	2,963,895	2.1		116,296
Carlyle Partners VIII, L.P. (a)(e)		Americas		5,359,256	5,313,567	3.7		(45,689)
Ellington Mortgage Recovery Fund II, L.P. (a)(e)		Americas		139,505	449,120	0.3		309,615
Ellington Private Opportunities Partners II LP (a)(c)(e)		Americas		10	2,649,858	1.8		2,649,848
Ellington Private Opportunities Partners III LP (a)(e)		Americas		2,136,000	2,564,050	1.8		428,050
Guggenheim Private Debt Fund 2.0, LLC (a)(e)		Americas		597,035	147,398	0.1		(449,637)
Hellman & Friedman Capital Partners X LP (a)(e)		North America & Europe		361,510	393,109	0.3		31,599
KKR Americas Fund XII L.P. (a)(e)		Americas		1,625,967	2,378,232	1.6		752,265
KKR Asian Fund III L.P. (a)(e)		Asia		2,719,706	3,958,021	2.7		1,238,315
KKR European Fund V (a)(e)		Europe		2,911,208	3,185,629	2.2		274,421
KKR Indigo Equity Partners (a)(e)		Americas		1,950,333	1,929,608	1.3		(20,725)
KKR North America Fund XI L.P. (a)(e)		Americas		5,531,136	3,275,391	2.3		(2,255,745)
KKR North America Fund XIII L.P. (a)(e)		Americas		2,354,311	2,620,338	1.8		266,027
Madison Dearborn Captial Partners V (a)(i)		Americas		1,015	985	0.0	(h)	(30)
Silver Lake Alpine II, L.P. (a)(e)		Americas		3,496,460	3,975,657	2.8		479,197
Silver Lake Partners VII, L.P. (a)(e)		Americas		2,031,302	2,240,603	1.5		209,301
TPG Healthcare Partners, L.P. (a)(e)		Americas		4,498,133	5,415,486	3.8		917,353
TPG Partners V, L.P. (a)(i)		Americas		5,039	5,053	0.0	(h)	14
TPG Partners VIII, L.P. (a)(e)		Americas		6,064,668	9,045,408	6.3		2,980,740
TPG Partners IX L.P. (a)(e)		Americas		2,934,712	3,179,345	2.2		244,633
Warburg Pincus Global Growth, L.P. (a)(e)		Global		8,006,500	12,254,092	8.5		4,247,592
Warburg Pincus Global Growth 14, L.P. (a)(e)		Global		1,700,000	2,163,757	1.5		463,757
TOTAL PRIVATE FUNDS				$ 84,944,012	$ 99,987,638	69.3%		$ 15,043,626

BUSINESS DEVELOPMENT COMPANIES - 8.3%
Ares Capital Corporation		Americas	239,224	4,680,346	4,985,428	3.4%		305,082
Nuveen Churchill Direct Lending Corp. (e)		Americas	2,591,594	7,500,000	7,084,567	4.9		(415,433)
TOTAL BUSINESS DEVELOPMENT COMPANIES				$ 12,180,346	$ 12,069,995	8.3%		$ (110,351)

EXCHANGE-TRADED FUNDS - 11.7%
FIXED INCOME - 11.7%
Invesco Senior Loan ETF		Americas	320,232	6,749,877	6,737,681	4.7%		(12,196)
Janus Henderson AAA CLO ETF		Americas	66,295	3,377,359	3,373,090	2.3%		(4,269)
SPDR Blackstone Senior Loan ETF		Americas	160,615	6,709,456	6,713,707	4.7		4,251
TOTAL EXCHNAGE-TRADED FUNDS				$ 16,836,692	$ 16,824,478	11.7%		$ (12,214)

MUTUAL FUNDS - 7.5%
OPEN END FUNDS - 7.5%
Credit Suisse Floating Rate High Income Fund Institutional Class		Americas	805,372	5,140,941	5,106,057	3.5%		(34,884)
PIMCO Real Return Fund - Institutional Class		Americas	2	22	19	0.0	(i)	(3)
Princeton Premium Fund - Class I (b)		Americas	473,809	5,719,246	5,775,737	4.0		56,491
TOTAL MUTUAL FUNDS				$ 10,860,209	$ 10,881,813	7.5%		$ 21,604

SHORT TERM INVESTMENT - 3.3%
First American Government Obligations Fund - Class X 5.23% (d)(e)			4,733,249	4,733,249	4,733,249	3.3%
TOTAL SHORT TERM INVESTMENT				$ 4,733,249	$ 4,733,249	3.3%

TOTAL INVESTMENTS - 100.1% (Cost - $129,554,508)					$ 144,497,173
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%					(178,481)
NET ASSETS - 100.0%					$ 144,318,692

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	Securities are restricted to resale.
(b)	Affiliated fund.
(c)	The Fund’s investment in Ellington Private Opportunities Partners II LP was formed under a master-feeder fund structure for the purpose of investing all of its investable assets in Ellington Private Opportunities Master Funds II (A) LP, a Cayman Islands exempted limited partnership and Ellington Private Opportunities Master Fund II (B) LP, a Cayman Islands exempted limited partnership.
(d)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2024.
(e)	All or a portion the investment is a holding of Princeton Private Investments Holdings, LLC, a wholly-owned subsidiary of the Fund. See Note 2.
(f)	The Fund is not able to obtain complete underlying investment holdings details on each of the Underlying Funds to determine if the Fund's proportional, aggregated, indirect share of any investments held by the Fund exceeds 5% of net assets of the Fund as of June 30, 2024. The Underlying Funds may include investments of the indicated fund along with any combined affiliated partnerships
(g)	The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(h)	Percentage rounds to less than 0.1%.
(i)	All or a portion the investment is a holding of MYPE Investments Partners, L.P., a wholly-owned subsidiary of the Fund. See Note 2.